subsequent events (Details) In Thousands, unless otherwise specified		12 Months Ended			12 Months Ended		3 Months Ended
	Mar. 31, 2014	Jun. 30, 2015 Fotoknudsen AS [Member] USD ($)	Jun. 30, 2015 Fotoknudsen AS [Member] EUR (€)	Jul. 01, 2014 Fotoknudsen AS [Member]	Jun. 30, 2015 Printi LLC [Member] USD ($)	Aug. 07, 2014 Printi LLC [Member]	Mar. 31, 2015 Exagroup SAS [Member] EUR (€)	Mar. 02, 2015 Exagroup SAS [Member]
Subsequent Event [Line Items]
Percentage of Voting Interests Acquired				100.00%				70.00%
Business Acquisition, Cash Paid		$ 19,224	€ 14,045				€ 91,500
Payments to Acquire Interest in a Variable Interest					5,360
Capital contribution to subsidiary					$ 2,850
Ownership percentage	45.00%					41.60%
Option period to increase ownership					9 years